Income Taxes - Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Disclosures
Federal statutory rate			35.00%	35.00%	35.00%
None in excess of 5% of computed tax			5.00%	5.00%	5.00%
Effective tax rate	38.30%	32.10%	(1.50%)	35.00%	35.60%
DPAD percentage rate			6.00%	9.00%
Foreign income (loss) before income taxes			$ (3.7)	$ 1.3	$ (5.2)
Income Tax Reconciliation, Nondeductible Expense, Other	1.8
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	2.1
Liability for Uncertain Tax Positions, Noncurrent	2.1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2.1
Foreign
Income Tax Disclosures
Operating loss carryforward			$ 43.8